Fair value measurement (Details Textual) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement [Line Items]
Assets	$ 4,217,221,000	$ 4,332,813,000	$ 4,266,415,000
Investment property [member]
Disclosure of fair value measurement [Line Items]
Assets	$ 544,000	$ 191,000